Financial risk management - Derivatives and Hedging (Details) € in Millions, $ in Millions			12 Months Ended
	May 15, 2024	May 15, 2022	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)	Nov. 07, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps			€ 7.8	€ 23.5	€ 3.9
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			0.0	0.0
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			18.5	0.6
Notional amount			419.2	348.0
Change in fair value of outstanding hedging instruments			€ (31.6)	€ 5.0
Weighted average hedged rate of outstanding hedging instruments - currency			110.00%	110.00%		110.00%	110.00%
Carrying amount of forward currency contracts liabilities			€ 0.0	€ (5.0)
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.3	0.1
Notional amount			0.0	62.5
Change in fair value of outstanding hedging instruments			0.4	€ 2.8
Weighted average hedged rate of outstanding hedging instruments - currency				124.00%			124.00%
Carrying amount of forward currency contracts liabilities			(1.1)	€ (1.7)
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.7	0.9
Notional amount			390.7	372.6
Change in fair value of outstanding hedging instruments			€ 26.2	€ 7.7
Weighted average hedged rate of outstanding hedging instruments - currency			115.00%	113.00%		115.00%	113.00%
Carrying amount of forward currency contracts liabilities			€ (13.1)	€ (3.8)
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.6	0.0
Notional amount			110.3	122.7
Change in fair value of outstanding hedging instruments			€ (3.0)	€ 3.1
Weighted average hedged rate of outstanding hedging instruments - currency			10.00%	9.00%		10.00%	9.00%
Carrying amount of forward currency contracts liabilities			€ (0.8)	€ (4.6)
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.2	0.0
Notional amount			2.7	5.6
Change in fair value of outstanding hedging instruments			€ (0.6)	€ (0.1)
Weighted average hedged rate of outstanding hedging instruments - currency			10.00%	10.00%		10.00%	10.00%
Carrying amount of forward currency contracts liabilities			€ 0.0	€ (0.2)
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			1.0	0.3
Notional amount			70.2	101.5
Change in fair value of outstanding hedging instruments			(3.8)	0.2
Carrying amount of forward currency contracts liabilities			(0.3)	(2.9)
Interest rate swap contract | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			130.0
Maturity date of cross currency interest rate swaps	Oct. 10, 2027
Change in fair value of outstanding hedging instruments			€ 0.6	€ (3.3)
Weighted average hedged rate of outstanding hedging instruments - currency			5.90%	6.70%		5.90%	6.70%
Change in value of hedged item			€ (0.6)	€ 3.3
Interest rate swaps			(3.3)	(2.8)
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity date of cross currency interest rate swaps	Oct. 10, 2027	Sep. 22, 2027
Change in fair value of outstanding hedging instruments			€ 58.4	€ (24.8)
Weighted average hedged rate of outstanding hedging instruments - currency			5.60%	6.00%		5.60%	6.00%
Change in value of hedged item			€ (58.4)	€ 24.8
Average price of hedging instrument			1.00	1.00		1.00	1.00
Carrying amount of cross currency interest rate swaps			€ (42.3)	€ (89.0)
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives				0.0	0.2
Net fair value gains on derivatives held at fair value through profit or loss			0.0
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)				0.2
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives			0.0	0.0	€ (0.1)
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			662.6	693.6		$ 686.1	$ 693.0	€ 700.6	$ 700.0
Reserve of cash flow hedges, continuing hedges								€ 35.2		€ 45.6
USD loan at hedged EUR rate			686.6
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 130.0	€ 130.0